Summarized Financial Information in Equity Method Investees, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Operating revenues	¥ 210,092	¥ 198,554
Operating income (loss)	(33,477)	(47,794)
Income (loss) from continuing operations	(72,301)	(95,813)
Net income (loss)	(72,301)	(95,813)
Net income (loss) attributable to shareholders' of the affiliated companies	(70,858)	(89,460)
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Operating revenues	732,678	754,101
Operating income (loss)	143,324	138,245
Income (loss) from continuing operations	121,714	90,448
Net income (loss)	121,714	90,448
Net income (loss) attributable to shareholders' of the affiliated companies	¥ 104,883	¥ 92,939